Accounting policies - Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 142,832	€ 121,640	€ 146,468
Financial liabilities, at fair value	163,733	103,807	124,098
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,290	7,667	8,543	€ 6,651
Financial liabilities, at fair value	925	629	905	1,074
Level 3 | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	415	160	295	290
Level 3 | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	415	160	295	290
Level 3 | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	235	44	81	115
Level 3 | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	19	26	49	34
Level 3 | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	7	1	1
Level 3 | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	42	67	97	88
Level 3 | Financial liabilities held for trading | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	119	16	65	50
Level 3 | Financial liabilities designated at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	496	469	610	784
Financial assets and liabilities | Level 2 | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	98,533	68,930	71,009
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,759	1,038	0
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	9,796	6,488	0
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	12,226	6,141	0
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	64,147	53,234	63,920
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	51,191	42,438	51,584
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	3,268	2,720	4,226
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	769	658	724
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	591	446	456
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Interest rate and equity futures
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	807	184	1,054
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,521	6,788	5,876
Financial assets and liabilities | Level 2 | Financial liabilities held for trading | Short positions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,605	2,029	7,089
Financial assets and liabilities | Level 2 | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	9,214	5,463	6,869
Financial assets and liabilities | Level 2 | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	8,142	4,149	5,821
Financial assets and liabilities | Level 2 | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	13
Financial assets and liabilities | Level 2 | Hedging derivatives | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,072	1,314	1,035
Financial assets and liabilities | Level 2 | Financial liabilities designated at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	55,239	28,644	45,310
Financial assets and liabilities | Level 3 | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	415	160	295
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	415	160	295
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	235	44	81
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	19	26	49
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	7	1
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	42	67	97
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Interest rate and equity futures
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	2
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	119	16	65
Financial assets and liabilities | Level 3 | Financial liabilities held for trading | Short positions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | Level 3 | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	14	0	0
Financial assets and liabilities | Level 3 | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	14	0	0
Financial assets and liabilities | Level 3 | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		0	0
Financial assets and liabilities | Level 3 | Hedging derivatives | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | Level 3 | Financial liabilities designated at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	496	469	610
Liabilities under insurance contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	747	770	910
Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	383	537	740	598
Financial assets held for trading | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	110,721	76,738	67,826
Financial assets held for trading | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	383	537	740
Financial assets held for trading | Central banks | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,595	3,608	0
Financial assets held for trading | Central banks | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets held for trading | Credit institutions | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	16,502	10,397	3
Financial assets held for trading | Credit institutions | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets held for trading | Customers | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,550	6,829	296
Financial assets held for trading | Customers | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets held for trading | Debt and equity instruments | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,537	2,312	1,453
Financial assets held for trading | Debt and equity instruments | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	43	24	10
Financial assets held for trading | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1	2	3	0
Financial assets held for trading | Debt securities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	42	22	7	65
Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	340	513	730	533
Financial assets held for trading | Derivatives | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	66,537	53,592	66,074
Financial assets held for trading | Derivatives | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	340	513	730
Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	139	224	272	182
Financial assets held for trading | Swaps | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	54,367	43,700	54,488
Financial assets held for trading | Swaps | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	139	224	272
Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4	12	22	8
Financial assets held for trading | Exchange rate options | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	916	539	696
Financial assets held for trading | Exchange rate options | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4	12	22
Financial assets held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	39	182	241	177
Financial assets held for trading | Interest rate options | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,681	2,112	3,129
Financial assets held for trading | Interest rate options | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	39	182	241
Financial assets held for trading | Interest rate futures | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	113	409	1,069
Financial assets held for trading | Interest rate futures | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	48	41	94	95
Financial assets held for trading | Index and securities options | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	354	439	554
Financial assets held for trading | Index and securities options | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	48	41	94
Financial assets held for trading | Others | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	110	54	101	71
Financial assets held for trading | Others | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,106	6,393	6,138
Financial assets held for trading | Others | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	110	54	101
Hedging derivatives | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,069	4,761	8,325
Hedging derivatives | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Hedging derivatives | Swaps | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,687	4,204	6,998
Hedging derivatives | Swaps | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Hedging derivatives | Interest rate options | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	9	25
Hedging derivatives | Interest rate options | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Hedging derivatives | Others | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,380	548	1,302
Hedging derivatives | Others | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,833	1,865	934	1,601
Non-trading financial assets mandatorily at fair value through profit or loss | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,080	1,273	1,796
Non-trading financial assets mandatorily at fair value through profit or loss | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,833	1,865	934
Non-trading financial assets mandatorily at fair value through profit or loss | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	239	268	295	376
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,269	1,231	505	550
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	643	415	984
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,269	1,231	505
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	325	366	134	675
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	809	589	555
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	325	366	134
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	628	269	257
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	239	268	295
Financial assets designated at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	427	418	649	664
Financial assets designated at fair value through profit or loss | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,586	13,426	45,559
Financial assets designated at fair value through profit or loss | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	427	418	649
Financial assets designated at fair value through profit or loss | Central banks | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		0	9,481
Financial assets designated at fair value through profit or loss | Central banks | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		0	0
Financial assets designated at fair value through profit or loss | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	163	50
Financial assets designated at fair value through profit or loss | Credit institutions | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	673	3,152	11,973
Financial assets designated at fair value through profit or loss | Credit institutions | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	163
Financial assets designated at fair value through profit or loss | Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	18	19	32
Financial assets designated at fair value through profit or loss | Customers | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,769	10,270	24,102
Financial assets designated at fair value through profit or loss | Customers | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	18	19
Financial assets designated at fair value through profit or loss | Equity instruments | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		0	0
Financial assets designated at fair value through profit or loss | Equity instruments | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		0	0
Financial assets designated at fair value through profit or loss | Debt securities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	422	400	467	582
Financial assets designated at fair value through profit or loss | Debt securities | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	144	4	3
Financial assets designated at fair value through profit or loss | Debt securities | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	422	400	467
Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,647	4,847	6,220	€ 3,788
Financial assets at fair value through other comprehensive income | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	15,376	25,442	22,962
Financial assets at fair value through other comprehensive income | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,647	4,847	6,220
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	700	821	1,223
Financial assets at fair value through other comprehensive income | Equity instruments | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9	74	75
Financial assets at fair value through other comprehensive income | Equity instruments | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	700	821	1,223
Financial assets at fair value through other comprehensive income | Debt securities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	229	146	206
Financial assets at fair value through other comprehensive income | Debt securities | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,869	21,585	18,410
Financial assets at fair value through other comprehensive income | Debt securities | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	229	146	206
Financial assets at fair value through other comprehensive income | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,718	3,880	4,791
Financial assets at fair value through other comprehensive income | Loans and advances | Financial assets and liabilities | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,498	3,783	4,477
Financial assets at fair value through other comprehensive income | Loans and advances | Financial assets and liabilities | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 4,718	€ 3,880	€ 4,791